23. Income Taxes (Details - Loss before Provision) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ (4,926)	$ (6,946)	$ (24,757)
Foreign	(10,130)	1,141	(1,620)
Loss from continuing operations before income taxes	$ (15,056)	$ (5,805)	$ (26,377)